Stock Based Compensation Plans: (Details Text) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Based Compensation Plans Details Text [Abstract]
% of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Maximum terms of option	10 years
Options available for grant	2,083,180
Option grants	250,000	1,600,000
Non-cash compensation expense	$ 500,000	$ 2,300,000
Remaining compensation expense related to unvested options to be recognized over the remaining vesting period.	100,000
Weighted average grant date fair value of options granted	$ 0.98	$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	2,000,000
Retention units held by officers and directors	1,457.5
Minimum value of retention units	$ 7,700,000